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[LINCOLN LOGO]




October 15, 2002
                                                                  Law Department
                                         Lincoln National Life Insurance Company
Securities and Exchange Commission                        1300 South Clinton St.
Division of Investment Management                                  P.O. Box 1110
Office of Insurance Products                          Fort Wayne, IN. 46801-1110
Judiciary Plaza                                                 fax 260 455-5135
450 Fifth Street, NW
Washington, DC 20549


Re:      Lincoln Life Variable Annuity Account N
         Lincoln ChoicePlus II Advance Variable Annuity
         (File Nos. 811-08517; 333-61554)

Ladies and Gentlemen:

On behalf of The Lincoln National Life Insurance Company (the "Company") and Lincoln Life Variable Annuity Account N, we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus and Statement of Additional Information ("SAI") for certain variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from the form of prospectus and SAI contained in the most recent post-effective amendment filed electronically on October 11, 2002.

Sincerely,

/s/ Mary Jo Ardington
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Mary Jo Ardington
Counsel